GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Details of Intangible Assets Other Than Goodwill

The following table presents details of the Company’s intangible assets other than goodwill as of December 31:

	2013			2012
	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization and Foreign Exchange	Net Carrying Amount
	(in millions)
Customer base	$1,148.1	$335.4	$812.7	$1,149.0	$223.2	$925.8
Trade names and trademarks	554.0	83.7	470.3	552.9	55.8	497.1
Patents and technologies	241.4	102.4	139.0	223.9	68.1	155.8
Non-compete agreements	0.3	0.1	0.2	—	—	—

Total intangible assets	$1,943.8	$521.6	$1,422.2	$1,925.8	$347.1	$1,578.7

Summary of Weighted-Average Amortization Periods

The Company’s finite-lived intangible assets are being amortized on a straight-line basis over the weighted-average amortization periods in the following table. The aggregate weighted-average amortization period is 12.6 years.

Weighted- Average Amortization Period
(in years)
Customer base	10.3
Trade names and trademarks	19.9
Patents and technologies	6.9
Non-compete agreements	4.0

Estimated Amortization Expense for Next Five Years	Estimated amortization expense for the next five years is as follows:

(in millions)
2014	$177.2
2015	177.2
2016	177.1
2017	152.1
2018	142.4